Leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, right-of-use asset	$ 21,600	$ 26,100	$ 21,600
Operating lease, payments		9,700	10,400	$ 10,800
Finance lease, payments		1,100
Increase in right-of-use assets and lease liabilities, net		$ 20,800	$ 18,900	$ 24,300
Weighted average remaining lease term	2 years 9 months 18 days	2 years 7 months 6 days	2 years 9 months 18 days	3 years 3 months 18 days
Discount rate	3.30%	2.90%	3.30%	3.30%
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other assets	Other assets	Other assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities	Other current liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities and credits	Other liabilities and credits	Other liabilities and credits
Operating lease, liability	$ 49,900	$ 52,712	$ 49,900
Current portion of lease liabilities	25,004	$ 27,972	$ 25,004
Impairment loss	$ 22,800
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, right-of-use asset					$ 89,000
Operating lease, liability					$ 89,000